Organization and Description of the Company (Quarterly) (Details) (USD $)											3 Months Ended											0 Months Ended						0 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		1 Months Ended		3 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended		3 Months Ended	0 Months Ended	3 Months Ended					1 Months Ended					1 Months Ended							3 Months Ended
	Mar. 31, 2014	Feb. 10, 2014	Dec. 31, 2013	Jun. 10, 2013	Mar. 31, 2014 Common Class A [Member]	Dec. 31, 2013 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Mar. 31, 2014 Common Class B [Member]	Dec. 31, 2013 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Mar. 31, 2014 RCS Holdings, LLC [Member] program	Feb. 10, 2014 RCAP Holdings, LLC [Member]	Jun. 10, 2013 RCAP Holdings, LLC [Member]	Jun. 05, 2013 RCAP Holdings, LLC [Member]	Feb. 10, 2014 RCAP Holdings, LLC [Member] Common Class A [Member]	Dec. 31, 2013 RCAP Holdings, LLC [Member] Common Class A [Member]	Mar. 31, 2014 RCAP Holdings, LLC [Member] Common Class B [Member]	Feb. 10, 2014 RCAP Holdings, LLC [Member] Common Class B [Member]	Mar. 31, 2014 RCAP Holdings, LLC [Member] Class B Operating Subsidiary Units	Feb. 10, 2014 RCAP Holdings, LLC [Member] Class B Operating Subsidiary Units	Jun. 05, 2013 IPO [Member]	Jun. 05, 2013 IPO [Member] Common Class A [Member]	Mar. 31, 2014 IPO [Member] Common Class A [Member]	Jun. 10, 2013 IPO [Member] Common Class A [Member]	Mar. 31, 2014 IPO [Member] Common Class B [Member]	Jun. 13, 2013 IPO [Member] Common Class B [Member]	Jun. 10, 2013 IPO [Member] Common Class B [Member]	Jun. 05, 2013 Majority Shareholder [Member] Common Class B [Member]	Jun. 05, 2013 Majority Shareholder [Member] Unclassified Stock [Member]	Mar. 31, 2014 Economic rights RCAP Holdings, LLC [Member] Common Class A [Member]	Feb. 10, 2014 Economic rights RCAP Holdings, LLC [Member] Common Class A [Member]	Feb. 10, 2014 Voting power RCAP Holdings, LLC [Member] Common Class A [Member]	Mar. 31, 2014 Hatteras Funds Group [Member]	Dec. 31, 2013 Hatteras Funds Group [Member]	Mar. 31, 2014 Investors Capital Holdings [Member]	Dec. 31, 2013 Investors Capital Holdings [Member]	Mar. 31, 2014 Summit Financial Services Group [Member]	Dec. 31, 2013 Summit Financial Services Group [Member]	Mar. 31, 2014 JP Turner & Company, LLC [Member]	Mar. 31, 2014 First Allied Holdings, Inc. [Member]	Feb. 14, 2014 First Allied Holdings, Inc. [Member] RCAP Holdings, LLC [Member]	May 14, 2014 Barclays Bank PLC and Bank of America [Member] Senior Secured First Lien Term Loan [Member]	Mar. 31, 2014 Barclays Bank PLC and Bank of America [Member] Senior Secured First Lien Revolving Credit Facility [Member]	May 14, 2014 Barclays Bank PLC and Bank of America [Member] Senior Secured Second Lien Term Loan [Member]	Mar. 31, 2014 Luxor Capital Group, LP [Member]	Sep. 25, 2013 Effective cost [Member] [Member] First Allied Holdings, Inc. [Member] RCAP Holdings, LLC [Member]	Sep. 25, 2013 Merger Consideration [Member] First Allied Holdings, Inc. [Member] RCAP Holdings, LLC [Member]	Mar. 31, 2014 Debt Assumption [Member] First Allied Holdings, Inc. [Member]	Sep. 25, 2013 Debt Assumption [Member] First Allied Holdings, Inc. [Member] RCAP Holdings, LLC [Member]	Mar. 31, 2014 Equity [Member] First Allied Holdings, Inc. [Member]	Mar. 31, 2014 Indebtedness, net of cash [Member] First Allied Holdings, Inc. [Member]	Mar. 31, 2014 Carrying Amount [Member] First Allied Holdings, Inc. [Member]	Feb. 11, 2014 Subsequent Event [Member]	Feb. 11, 2014 Subsequent Event [Member] RCAP Holdings, LLC [Member]	May 14, 2014 Subsequent Event [Member] Cetera Financial Group [Member]	Feb. 14, 2014 Subsequent Event [Member] Cetera Financial Group [Member]	Feb. 14, 2014 Subsequent Event [Member] JP Turner & Company, LLC [Member]	Feb. 14, 2014 Subsequent Event [Member] First Allied Holdings, Inc. [Member]	Apr. 03, 2014 Subsequent Event [Member] First Allied Holdings, Inc. [Member] Common Class A [Member]	Feb. 14, 2014 Subsequent Event [Member] First Allied Holdings, Inc. [Member] RCAP Holdings, LLC [Member]	Feb. 14, 2014 Subsequent Event [Member] Barclays Bank PLC and Bank of America [Member] Senior Secured First Lien Term Loan [Member]	Feb. 14, 2014 Subsequent Event [Member] Barclays Bank PLC and Bank of America [Member] Senior Secured First Lien Revolving Credit Facility [Member]	Feb. 14, 2014 Subsequent Event [Member] Barclays Bank PLC and Bank of America [Member] Senior Secured Second Lien Term Loan [Member]	May 14, 2014 Subsequent Event [Member] Luxor Capital Group, LP [Member]	Feb. 14, 2014 Subsequent Event [Member] Merger Consideration [Member] RCAP Holdings, LLC [Member]	Feb. 14, 2014 Subsequent Event [Member] Debt Assumption [Member] RCAP Holdings, LLC [Member]	Mar. 31, 2014 Equity [Member] First Allied Holdings, Inc. [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of senior long-term debt																																										$ 575,000,000		$ 150,000,000
Secured Debt, Commitment																																											25,000,000																		550,000,000	25,000,000	150,000,000
Class A RCS Holdings Units received by the Company		26,499,999
Share Price (in dollars per share)																							$ 0.001	$ 0.001	$ 0.001		$ 0.001
Class B Operating Subsidiary Units exchanged under the Exchange Agreement												23,999,999
Class A Shares Received Under the Exchange Agreement												23,999,999																																										23,999,999
Shares Held by Affiliated Entity															24,051,499		1	1	1	1
Issuance of common stock, shares																						2,500,000
Share price per share issued																					$ 20.00	$ 20.00				$ 20.00
Proceeds from initial public offering																						43,600,000
Shares received in reorganization																												24,000,000
Unclassified Shares Received																													100
The Company's Interest in Net Assets of the Subsidiaries, Expressed as a Percentage		9.40%	9.40%	9.40%
Ownership interest by Parent of Subsidiaries												90.60%	100.00%	90.60%
Affilate ownership percentage																2.06%														84.94%
Class A Operating Subsidiary Units Contributed to RCS Holdings		26,499,999																																																			26,499,999
Operating Subsidiary LTIP Units Contributed to RCS Holdings from RCS Capital Management		3,975,000																																																			3,975,000
RCS Holdings LTIP Units Contributed to RCS Capital Management from RCS Holdings	1,325,000	1,325,000																																																			1,325,000
Authorized classes of equity											3
Class A RCS Holdings Units received		100.00%																																																			100.00%
RCS Holdings LTIP Units Issued to RCS Capital Management		100.00%																																																			100.00%
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price																																	40,000,000	40,000,000	52,500,000	52,500,000	49,000,000	49,000,000	27,000,000	407,200,000	230,200,000					177,000,000	145,000,000	33,800,000	32,000,000	207,500,000	7,000,000	37,500,000			1,150,000,000	1,150,000,000	27,000,000	207,500,000		177,000,000					145,000,000	32,000,000	373,400,000
Debt Instrument, Face Amount																																																	26,000,000
Business acquisition, earn-out contingency based on acquiree's future revenues																																	150.00%
Common stock, shares issued (in shares)					28,317,237	2,500,000	0	1	24,000,000	0																																																	11,264,929
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price, Cash Portion																																			60.00%	60.00%	80.00%	80.00%	70.00%																		70.00%
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price, Class A Common Stock Portion																																			40.00%	40.00%	20.00%	20.00%	30.00%																		30.00%
Business acquisition, cost of acquired entities throughout period, purchase price, maximum Class A Common share price																																					$ 28.00			$ 33.15
Independent Broker Dealers Operating under Cetera	4																																																				4
Convertible notes, face value																																																																120,000,000
Proceeds from issuance of convertible preferred stock																																													240,000,000
Proceeds from convertible debt																																													80,000,000
Convertible notes coupon rate																																													5.00%
Convertible notes, price as a percentage of par value																																													66.67%
Convertible preferred securities, commitment																																																																$ 270,000,000
Convertible preferred stock coupon rate																																													7.00%
Convertible preferred stock, price as a percentage of the liquidation preference per share																																													88.89%
Economic RIghts Held by Related Party																															90.76%																							90.76%
Voting RIghts Held by Related Party																																95.38%																						95.38%